Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2018	2019
	(in thousands)

Cash, demand deposits and checking accounts	$98,400	95,525
Time deposits with less than three months maturity date	8,037	5,530
	$106,437	101,055